Income Tax	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Income Tax

11. Income Tax

(a) Income Tax

British Virgin Islands

Under the current and applicable laws of BVI, the Company is not subject to tax on income or capital gains.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. Hong Kong entities which are not qualified or selected under the two-tier tax rate are chargeable at the tax rate of 16.5% on any assessable profits.

Taiwan

In accordance with the relevant tax laws and regulations of Taiwan, a company registered in Taiwan is subject to a corporate income tax rate of 20%.

For the years ended March 31, 2026 and 2025, CTRL Media did not select the two-tier tax rate for income tax provision and a tax rate of 16.5% is applicable on all assessable profits.

The components of the income tax provision are as follows:

	For the year ended March 31,
	2025	2026	2026
	HK$	HK$	US$
Current income tax	262,812	264,564	33,745
Deferred income tax	(9,078)	(9,144)	(1,166)
	253,734	255,420	32,579

Reconciliation between the provision for income tax computed by applying the Hong Kong Profits Tax rate of 16.5% to loss before income tax and the actual provision of income tax is as follows:

	For the year ended March 31,
	2025	2026	2026
	HK$	HK$	US$
Loss before income tax	(26,582,692)	(23,248,657)	(2,965,390)
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income tax computed at Hong Kong Profits Tax rate	(4,386,145)	(3,836,028)	(489,289)

Reconciling items:
Tax effect of income that is not taxable	(3,999)	(1,620)	(207)
Tax effect of expenses that is not deductible	57,014	22,000	2,806
Tax effect of different tax rates in other jurisdiction	2,832,350	3,070,972	391,706
Over provision for pervious year	(138,766)	1,656,018	211,227
Tax concession	(3,000)	(3,000)	(383)
Valuation allowance	1,896,278	(652,921)	(83,281)
Others	2	(1)	—
Income tax	253,734	255,420	32,579

 (b) Deferred Tax Assets and Liabilities

The Company measures deferred tax liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax assets and liabilities are as follows:

	For the year ended March 31,
	2025	2026	2026
	HK$	HK$	US$
Deferred tax assets
Impairment loss on accounts receivable	54,456	11,734	1,496
Impairment loss (reversal of impairment loss) on prepayments	1,747,994	—	—
Impairment loss on games development costs	—	711,480	90,750
Net operation loss carrying forward	93,828	520,143	66,345
Total deferred tax assets, net	1,896,278	1,243,356	158,591
Less: valuation allowance	(1,896,278)	(1,243,356)	(158,591)
Deferred tax assets, net	—	—	—

	For the year ended March 31,
	2025	2026	2026
	HK$	HK$	US$
Deferred tax liabilities
Depreciation of property and equipment	(23,684)	(14,540)	(1,855)

(c) Uncertainty of Tax Position

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2026 and 2025, the Company did not have any recognized potential tax benefits nor potential underpaid income tax from any interests and penalties and is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated. The Company believes there are no uncertain tax positions as at March 31, 2026 and 2025, and did not expect its assessment regarding unrecognized tax positions will materially change over the next 12 months.